J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated January 27, 2026

to the current Summary Prospectuses and Prospectus, as supplemented

Effective February 1, 2026, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

JPMorgan Diversified Return Emerging Markets Equity ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Joe Staines	2017	Executive Director
Kartik Aiyar	2017	Executive Director
Natalia Zvereva	2022	Executive Director

JPMorgan Diversified Return International Equity ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Kartik Aiyar	2017	Executive Director
Joe Staines	2017	Executive Director
Natalia Zvereva	2022	Executive Director

SUP-ETF-P-126

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2016	Managing Director
Joe Staines	2016	Executive Director
Natalia Zvereva	2022	Executive Director

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Joe Staines	2017	Executive Director
Natalia Zvereva	2022	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Diversified Return Emerging Markets Equity ETF, Diversified Return International Equity ETF, Diversified Return U.S. Equity ETF, Diversified Return U.S. Mid Cap Equity ETF, Diversified Return U.S. Small Cap Equity ETF, U.S. Momentum Factor ETF, U.S. Quality Factor ETF and U.S. Value Factor ETF” section of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

Diversified Return Emerging Markets Equity ETF and Diversified Return International Equity ETF

The portfolio management team utilizes a team-based approach, and the portfolio management team for each Fund is comprised of Yazann Romahi, Joe Staines, Kartik Aiyar and Natalia Zvereva. The team is responsible for managing the Fund on a day-to-day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team that have more limited responsibilities. Dr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative Solutions since 2016. Dr. Romahi has been an employee since 2003 and a portfolio manager since 2009. From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team. Dr. Staines, an Executive Director of JPMIM and a CFA charterholder, has been a research analyst and a portfolio manager in the Quantitative Solutions Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s

Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London. Mr. Aiyar, an Executive Director of JPMIM, has been a research analyst and portfolio manager in the Quantitative Solutions Team since 2016. An employee since 2013, he was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016 before which he was an intern and analyst in the Emerging Markets Risk Team in the JPMorgan Investment Bank. Prior to joining the firm, he was completing his Bachelor of Arts in History and Economics from the University of Oxford. Ms. Zvereva, an Executive Director, is a portfolio manager in the Quantitative Solutions team. An employee since 2011, Ms. Zvereva was an investment risk manager covering Quantitative Solutions and Alternatives from 2016 to 2021. Previously, she was a derivatives risk manager in the JPMorgan Investment Bank.

Diversified Return U.S. Equity ETF, Diversified Return U.S. Mid Cap Equity ETF, Diversified Return U.S. Small Cap Equity ETF, U.S. Momentum Factor ETF, U.S. Quality Factor ETF and U.S. Value Factor ETF

The portfolio management team utilizes a team-based approach, and the portfolio management team for each Fund is comprised of Yazann Romahi, Joe Staines and Natalia Zvereva. The team is responsible for managing the Fund on a day-to-day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team that have more limited responsibilities. Information about Messrs. Romahi and Staines, and Ms. Zvereva is discussed earlier in this section.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE